REPORTING ENTITY	12 Months Ended
Dec. 31, 2025
REPORTING ENTITY
REPORTING ENTITY
NOTE 1. REPORTING ENTITY
Grupo Cibest S.A., hereinafter 'Grupo Cibest', 'Cibest Corporate Group' is a listed issuer on the Colombian Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 2025. Grupo Cibest's main location is in Medellín (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, and was incorporated under the name Grupo Cibest S.A., according to public deed number 10,594, dated September 25, 2024, from the Fifteenth Notary's Office of Medellin.

The duration contemplated in the bylaws is until December 8, 2144, but it may be dissolved or renewed before the end of that period.

The corporate purpose of Grupo Cibest is to invest in movable and immovable property, and especially, invest in shares, quotas or interest shares, or any other participation title in Colombian and/or foreign companies or entities, and the administration of said investments.

Grupo Cibest’s bylaws are formalized in the public deed number 386 dated May 12, 2025, from the Thirtieth Notary's Office of Medellin.

On May 12, 2025, according to public deed number 386 from the Thirtieth Notary's Office of Medellin, a partial spin-off agreement was formalized, whereby Bancolombia S.A. ('Bancolombia'), as the spinning-off entity, transferred part of its assets without dissolution to Grupo Cibest, as the beneficiary entity.

This transaction was first announced to the market on October 29, 2024, approved at the extraordinary shareholders’ meeting of Grupo Cibest, held on February 20, 2025, and at the extraordinary shareholders’ meeting of Bancolombia, held on April 23, 2025. It was authorized by the Financial Superintendence of Colombia through Resolutions number 0356 dated February 28, 2025, and number 0901 dated May 7, 2025.

On May 16, 2025, the market was informed of the completion of corporate transactions aimed at the evolution of the corporate structure of the Cibest Corporate Group. Upon completion of these transactions, Grupo Cibest became the parent or holding company of all financial entities and other subsidiaries, including Bancolombia (collectively referred to as Cibest Corporate Group).

As a result of these transactions, Bancolombia's shareholders (excluding Grupo Cibest) became shareholders of Grupo Cibest, which issued in their name the same number and class of shares (Common Shares and Preferred Shares), maintaining the same terms, conditions, and ownership percentages. The shares previously held in Bancolombia (excluding those held by Grupo Cibest) were cancelled. Holders of Bancolombia American Depositary Shares (ADSs) received equivalent ADSs of Grupo Cibest, and their Bancolombia ADSs were cancelled.

The Common Shares and Preferred Shares issued by Grupo Cibest are listed on the Colombian Stock Exchange (BVC) under the symbols CIBEST and PFCIBEST, respectively. The ADSs representing Preferred Shares are listed on the NYSE under the symbol CIB, the same symbol under which Bancolombia’s ADSs were previously traded.

The Common Shares, Preferred Shares, and ADSs issued by Grupo Cibest became tradable as of Monday, May 19, 2025.

At the extraordinary shareholders’ meeting of Grupo Cibest, held on June 9, 2025, a share buyback program was approved for Common Shares, Preferred Shares, and ADSs of Grupo Cibest, up to an amount of one trillion three hundred fifty billion Colombian pesos (COP 1,350,000), for a term of up to one year from the approval of the Share Buyback Program Regulation by the Board of Directors. For this program, the shareholders also approved a change in the allocation of a portion of the legal reserve and the creation of a reserve for share buyback.

On June 24, 2025, the Board of Directors of Grupo Cibest enacted the share repurchase program, the execution of which commenced on Thursday, July 17, 2025. In Colombia, the program is being carried out through the trading systems of the Colombian Stock Exchange via Valores Bancolombia S.A. Comisionista de Bolsa, and in the United States through an Enhanced Open Market Repurchase executed by Morgan Stanley & Co. LLC. For more information, see Note 23. Appropriated Reserves and Consolidated Statement of Changes in Equity.
Cibest Corporate Group has national and international presence in Colombia, the United States, Puerto Rico, Panama, Guatemala, and El Salvador, and operates in the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Leases and Others (these include Fiduciaria Bancolombia, Banca de Inversión Bancolombia and Valores Bancolombia). These activities are described in Note 3. Operating Segments.

Regarding the subsidiaries, the assets and liabilities of operations in Barbados through Mercom Bank Ltd. were transferred to other entities, resulting in zero balances for both loan and deposit portfolios. The liquidation of this company has been approved by the public registry and is currently undergoing approval by the Central Bank of Barbados.

Operations in the Cayman Islands through Sinesa Cayman, Inc. (formerly Bancolombia Cayman) have been cancelled or transferred. On November 22, 2023, the Cayman Islands Monetary Authority approved the surrender of the banking license pursuant to Section 20(1)(a) of the Banks and Trust Companies Act (2021 Revision) (“BTCA”), thereby cancelling the license as of that date. No longer a banking entity, the company changed its corporate name to Sinesa Cayman, Inc. on June 20, 2024, and is currently undergoing dissolution and liquidation before the Cayman Islands Companies Registry.

The General Shareholders’ Meeting of Transportempo S.A.S. approved the liquidation of the company, including the corresponding asset allocations and final account approvals, as recorded in Minute number 98 dated July 3, 2024.

On August 27, 2025, the Extraordinary Shareholders’ Meeting of Bancolombia approved the voluntary delisting of Bancolombia's Common Shares and Preferred Shares from the National Registry of Securities and Issuers (RNVE) and the Colombian Stock Exchange (BVC). In line with this decision, the BVC formally notified the Bank of the delisting of the securities from its trading systems, effective as of September 19, 2025.

Additionally, on November 6, 2025, it was announced that the Financial Superintendence of Colombia (SFC), through Resolution No. 2002 dated October 31, 2025, as amended by Resolution No. 2021 dated November 4, 2025 (becoming final on November 6 of the same year), authorized Nequi S.A. to operate and carry out throughout the national territory the activities corresponding to the corporate purpose of a 'compañía de financiamiento'. Nequi S.A. will commence operations once the corresponding formalities have been completed and will continue to be part of Grupo Cibest. For customers, this evolution will not entail any changes in the way they access or use the products and services.

On October 21, 2025, the market was informed of the completion of the corporate reorganization of the Panamanian subsidiary Banistmo S.A., as well as other Cibest subsidiaries in Panama, which had been previously announced on September 29, 2025. It was indicated that, once the authorizations of the Superintendency of Banks of Panama and the respective Shareholders’ Meetings were obtained, the merger of the Beneficiary Company VB Panamá S.A. with Banistmo S.A. was completed (noting that the Beneficiary Company VB had previously received certain asset portfolios that were partially spun off from Valores Banistmo S.A. and Banistmo Capital Markets Group Inc.), as well as the partial spin-off by Banistmo of 100% of the shares it held in Valores Banistmo S.A., in favor of Cibest Panamá Assets S.A., a Panamanian company wholly owned by Cibest.

Moreover, on December 18, 2025, it was announced to the market the execution of a share purchase agreement with Inversiones Cuscatlán Centroamérica S.A. for the sale of 100% of the shares of Banistmo S.A. The agreed purchase price was USD 1,418,000 (subject to customary adjustments at the closing of the transaction) and will be paid in full on the closing date, once the required regulatory authorizations in Panama have been obtained and the conditions set forth in the share purchase agreement have been fulfilled. For more information, see Note 2.D12. Material Accounting Polices - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.

As of December 31, 2025, Cibest Corporate Group has 33,951 employees, 35,519 banking correspondents, 6,145 ATMs and operates through 835 offices. Regarding the above, Banistmo (a subsidiary classified as a discontinued operation) had 2,119 employees, 395 banking correspondents, 338 ATMs, and operated through 37 offices.
For more information on Grupo Cibest and its subsidiaries, see Note 2.C.1. Subsidiaries.